RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

17.          RELATED PARTY TRANSACTIONS

a) Related Parties

Name of Related Parties	Relationship with the Company

Vincent Tianquan Mo	Executive chairman of the board of directors and controlling shareholder of the Company

Beihai Silver Beach 1 Hotel and Property Management Company, Ltd. (“Beihai Silver Beach”)	A company under the control of Vincent Tianquan Mo

Shanghai Yuyue Electronic Technology Development Co., Ltd (“Shanghai Yuyue”)	A company under the control of Vincent Tianquan Mo

China Index Holdings and its subsidiaries (“CIH”)	A company under the control of Vincent Tianquan Mo and the Company can exercise significant influence

Next Decade Technology Limited	A company under the control of Vincent Tianquan Mo

Media Partner Investments Limited	A company under the control of Vincent Tianquan Mo

Chongqing Wanli New Energy CO., LTD (“Wanli”)	Equity method investment

b) The Company had the following related party transactions for the years ended December 31, 2020, 2021, and 2022

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Office building leased from:
-Vincent Tianquan Mo	155	166	159
Management fee incurred:
-Beihai Silver Beach	415	380	281
Settlement of convertible senior note by:
-CIH	—	84,313	—
Cash payment for the acquisition of subsidiaries from:
-CIH	627	—	—
Office building leased to:
-CIH	1,104	1,181	1,261
IT service income from:
-CIH	1,087	1,162	1,116
Software license income from:
-CIH	68	73	70
Acquisition of ordinary shares of CIH from:
-Next Decade Technology Limited and Media Partner Investments Limited	51,210	—	—
Data and services received from:
-Wanli	275	—	—
Loan to:
-Shanghai Yuyue	—	—	4,124

17.         RELATED PARTY TRANSACTIONS (continued)

Office building leased from Vincent Tianquan Mo

The Company entered into an agreement with Vincent Tianquan Mo to lease a building owned by him for nil consideration starting from March 1, 2012. The deemed rental expense of US$155 and US$166 and US$159, and the corresponding contribution from shareholder were included in the consolidated financial statements for the years ended December 31, 2020, 2021, and 2022, respectively. The agreement was renewed in 2022, extending the maturity date to 2032.

Management service provided by Beihai Silver Beach

On April 1, 2013, the Company and Beihai Silver Beach entered into a contract, pursuant to which Beihai Silver Beach was engaged to manage the hotel and office leasing operations owned by Shanghai BaoAn Enterprise and Shanghai BaoAn Hotel for ten years. The management fees incurred for the years ended December 31, 2020, 2021, and 2022 were US$415, US$380 and US$281 respectively. The balance as of December 31, 2022 represented outstanding management fees which were unsecured and interest-free.

Settlement of convertible senior note by CIH

As disclosed in Note 13, during the year ended December 31, 2021, the Company fully settled the convertible senior note, with 50% of the repayment made by CIH as part of the arrangement.

Cash payment for the acquisition of subsidiaries from CIH

In April 2020, the Company acquired two subsidiaries located in Chengdu from CIH for a total consideration of US$627 (RMB 4,325,000). The consideration was fully settled in cash in 2020.

Office building leased to CIH

The Company leases out offices to CIH. The Company entered into a lease framework agreement with CIH, pursuant to which the Company leases offices to CIH at annual rental fee of US$1,104 (RMB7,621,000). The Agreement is effective from January 1, 2018 with initial lease term of 10 years. The amounts of lease income were US$1,104, US$1,181 and US$1,261 for the years ended December 31, 2020, 2021, and 2022.

IT service income from CIH

The Company entered into an IT service agreement with CIH, pursuant to which CIH agrees to utilize Fang’s server and other IT services. The amounts of lease income were US$1,087, US$1,162 and US$1,116 for the years ended December 31, 2020, 2021 and 2022.

17.         RELATED PARTY TRANSACTIONS (continued)

Software license income from CIH

The Company entered into a software license agreement with CIH, pursuant to which, Fang agrees to license the right of using certain of its software at annual royalty fee of US$70 (RMB500,000). The term of the software license agreement is 10 years. The agreement is effective from June 11, 2019.

Acquisition of Class B ordinary shares of CIH from CIH

As at June 23, 2020, the Company acquired 2,429,563 Class A ordinary shares and 6,119,686 Class B ordinary shares from Mr. Mo’s affiliated entities in exchange for US$51,210. The fair value of the Company’s investment in Class B ordinary shares in CIH was approximately US$25,819 as of June 23, 2020 based on its quoted closing price, adjusted for other input that is indirectly observable in the active market. Because Mr. Mo is both an employee and a shareholder of the Company, and the transaction is not commensurate to other non - employee shareholders, the excess of the consideration transferred, which includes the fair value of the call option exercised, over the fair value of the equity interest acquired in the amount of US$26,916, which includes the fair value of the call option exercised, was recognized as compensation expenses in the consolidated statements of comprehensive income (loss) for the year ended December 31, 2020.

Data and service received from Wanli:

The Company entered into an agreement with Wanli and its affiliate in 2019 to purchase data and services for a total consideration of US$275. The Company has received the related data and services from Wanli in 2020.

Loan to Shanghai Yuyue:

The loans extended to Shanghai Yuyue were provided to meet its working capital needs. These loans are unsecured, interest-free, have no specified repayment terms, and are payable on demand.

c)   The Company had the following related party balances as of December 31, 2020, 2021 and 2022:

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Amounts due from related parties:
- Beihai Silver Beach	429	1,533	330
- Shanghai Yuyue	—	—	3,940
	429	1,533	4,270

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Amounts due to related parties:
- CIH	10,862	91,866	90,526
- Shanghai Yuyue	4,445	184	—
	15,307	92,050	90,526

The balances with related parties are unsecured, non-interest bearing, and have no fixed repayment terms.